Investment Properties (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment properties [abstract]
Opening net book amount	¥ 376,739	¥ 391,266
Transferred from property plant and equipment	12,347
Transferred to property plant and equipment	(6,924)
Charge for the year	(14,694)	(14,527)	¥ (13,652)
Closing net book amount	¥ 367,468	¥ 376,739	¥ 391,266